Interbank Borrowings (Details) - Schedule of Interbank borrowings - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans From Financial Institutions And The Central Bank Of Chile [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	$ 5,611,439	$ 4,959,260
Loans From Domestic Financial Institutions [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	1,226	217,102
Loans From Domestic Financial Institutions [Member] | Banco Santander España [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	865,377	534,496
Loans From Domestic Financial Institutions [Member] | Bank of America [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	411,775	90,711
Loans From Domestic Financial Institutions [Member] | Sumitomo Mitsui Banking Corporation [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	389,676	35,628
Loans From Domestic Financial Institutions [Member] | Wells Fargo Bank NA [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	363,854	71,259
Loans From Domestic Financial Institutions [Member] | Citibank N.A. [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	259,620	46
Loans From Domestic Financial Institutions [Member] | The Bank of Nova Scotia [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	203,466	171,024
Loans From Domestic Financial Institutions [Member] | The Toronto Dominion Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	136,904
Loans From Domestic Financial Institutions [Member] | The Bank of New York Mellon [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	106,485	106,860
Loans From Domestic Financial Institutions [Member] | Barclays Bank plc London [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	86,616
Loans From Domestic Financial Institutions [Member] | Commerzbank Ag [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	69,323
Loans From Domestic Financial Institutions [Member] | State Bank of India [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	60,901	36,013
Loans From Domestic Financial Institutions [Member] | HSBC Bank Plc [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	51,895
Loans From Domestic Financial Institutions [Member] | Standard Chartered Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	51,616	3,207
Loans From Domestic Financial Institutions [Member] | The Bank of Montreal [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	48,859
Loans From Domestic Financial Institutions [Member] | Wachovia Bank NA [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	33,926	10,254
Loans From Domestic Financial Institutions [Member] | Banco Santander Singapur [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	17,737
Loans From Domestic Financial Institutions [Member] | Dz Bank Ag Deutsche Zentral [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	14,733
Loans From Domestic Financial Institutions [Member] | Bank of Communications [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	8,443
Loans From Domestic Financial Institutions [Member] | Bank of China [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	6,051	223
Loans From Domestic Financial Institutions [Member] | Banco Santander Hong Kong [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	5,315	7,960
Loans From Domestic Financial Institutions [Member] | Banque Nationale De Paris [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	2,806
Loans From Domestic Financial Institutions [Member] | Banco Santander Brasil [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	2,415	1,694
Loans From Domestic Financial Institutions [Member] | Korea Exchange Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	1,545	760
Loans From Domestic Financial Institutions [Member] | Hong Kong and Shanghai Banking [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	1,500	1,399
Loans From Domestic Financial Institutions [Member] | Shanghai Pudong Development Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	1,321
Loans From Domestic Financial Institutions [Member] | Banco Comercial Portugues [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	989
Loans From Domestic Financial Institutions [Member] | Banca Commerciale Italiana [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	932	88
Loans From Domestic Financial Institutions [Member] | Mizuho Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	725
Loans From Domestic Financial Institutions [Member] | Ningbo Commercial Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	556
Loans From Domestic Financial Institutions [Member] | Bank of Tokyo Mitsubishi [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	552	2,055
Loans From Domestic Financial Institutions [Member] | Deutsche Bank AG [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	530
Loans From Domestic Financial Institutions [Member] | HSBC Bank USA [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	517
Loans From Domestic Financial Institutions [Member] | Kookmin Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	491	376
Loans From Domestic Financial Institutions [Member] | Banco Do Brasil [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	467	265
Loans From Domestic Financial Institutions [Member] | Yapi Ve Kredi Bankasi [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	417
Loans From Domestic Financial Institutions [Member] | Banco De Bogota [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	345
Loans From Domestic Financial Institutions [Member] | Commerce Bank Na [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	319
Loans From Domestic Financial Institutions [Member] | Icici Bank Limited [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	305	52
Loans From Domestic Financial Institutions [Member] | BBVA Bancomer [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	268
Loans From Domestic Financial Institutions [Member] | BBVA Uruguay [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	238
Loans From Domestic Financial Institutions [Member] | Unicredit [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	222
Loans From Domestic Financial Institutions [Member] | Bank of Baroda [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	213	124
Loans From Domestic Financial Institutions [Member] | Industrial and Commercial Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	203	755
Loans From Domestic Financial Institutions [Member] | The Hongkong and Shanghai Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	202
Loans From Domestic Financial Institutions [Member] | Banca Nazionale Del Lavoro [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	193
Loans From Domestic Financial Institutions [Member] | Bank of India [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	181
Loans From Domestic Financial Institutions [Member] | Credit Agricole Reims [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	171
Loans From Domestic Financial Institutions [Member] | Banco Santander Central Hispano [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	170	141
Loans From Domestic Financial Institutions [Member] | Industrial Bank Of Korea [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	169
Loans From Domestic Financial Institutions [Member] | Intesa Sanpaolo [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	161
Loans From Domestic Financial Institutions [Member] | Banco De La Nacion Argentina [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	159	30
Loans From Domestic Financial Institutions [Member] | Bank of East Asia [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	143	29
Loans From Domestic Financial Institutions [Member] | Turkiye Cumhuriyeti Ziraat Ban [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	141
Loans From Domestic Financial Institutions [Member] | First Union National Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	132	60
Loans From Domestic Financial Institutions [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	125
Loans From Domestic Financial Institutions [Member] | Turkiye Is Bankasi [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	122
Loans From Domestic Financial Institutions [Member] | Subtotal [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	3,212,517	1,075,509
Loans From Domestic Financial Institutions [Member] | China Construction Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	119	38
Loans From Domestic Financial Institutions [Member] | Finans Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	109
Loans From Domestic Financial Institutions [Member] | Agricultural Bank of China [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	104	18
Loans From Domestic Financial Institutions [Member] | Taiwan Cooperative Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	92	227
Loans From Domestic Financial Institutions [Member] | Nanjing City Commercial Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	89
Loans From Domestic Financial Institutions [Member] | Banco Itau Brasil [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	84
Loans From Domestic Financial Institutions [Member] | Fortis Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	82	108
Loans From Domestic Financial Institutions [Member] | Canara Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	72	61
Loans From Domestic Financial Institutions [Member] | Indian Overseas Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	67	6
Loans From Domestic Financial Institutions [Member] | Credit Agricole Italia [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	67	33
Loans From Domestic Financial Institutions [Member] | Shanghai Commercial and Saving [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	61	1
Loans From Domestic Financial Institutions [Member] | Shinhan Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	59
Loans From Domestic Financial Institutions [Member] | Banco De Credito Del Peru [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	58
Loans From Domestic Financial Institutions [Member] | Citic Industrial Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	57
Loans From Domestic Financial Institutions [Member] | E. Sun Commercial Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	57	11
Loans From Domestic Financial Institutions [Member] | Rabobank Nederland [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	57
Loans From Domestic Financial Institutions [Member] | Hua Nan Commercial Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	54	200
Loans From Domestic Financial Institutions [Member] | Caixabank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	51	58
Loans From Domestic Financial Institutions [Member] | Iccrea Banca [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	28
Loans From Domestic Financial Institutions [Member] | Turkiye Garanti Bankasi [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	19
Loans From Domestic Financial Institutions [Member] | Bancolombia [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	9
Loans From Domestic Financial Institutions [Member] | Banco Credicoop Cooperativo [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	6
Loans From Domestic Financial Institutions [Member] | Bankers Trust USA [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings
Loans From Domestic Financial Institutions [Member] | Banca Monte Dei Paschi Di Siena [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		163
Loans From Domestic Financial Institutions [Member] | Banco De La Republica Oriental [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		74
Loans From Domestic Financial Institutions [Member] | Bank of East Asia, Limited [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings
Loans From Domestic Financial Institutions [Member] | Hdfc Bank Limited [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		131
Loans From Domestic Financial Institutions [Member] | Kbc Bank Nv [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		68
Loans From Domestic Financial Institutions [Member] | Keb Hana Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		156
Loans From Domestic Financial Institutions [Member] | Rabobank, Hong Kong Branch [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		79
Loans From Domestic Financial Institutions [Member] | United Bank of India [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		14
Loans From Domestic Financial Institutions [Member] | Woori Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		15
Loans From Domestic Financial Institutions [Member] | Caja Madrid - Caja de Ahorros [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		862
Loans From Domestic Financial Institutions [Member] | Zurcher Kantonalbank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		71,304
Loans From Domestic Financial Institutions [Member] | Arab Bank plc [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		41
Loans From Domestic Financial Institutions [Member] | Banco Bpm Spa [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		84
Loans From Domestic Financial Institutions [Member] | Banco Interamericano de Finanzas [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		20
Loans From Domestic Financial Institutions [Member] | Banco Popolare [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		14
Loans From Domestic Financial Institutions [Member] | Banco Popular Español [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		29
Loans From Domestic Financial Institutions [Member] | Bank Leumi Le Israel B.M. [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		128
Loans From Domestic Financial Institutions [Member] | Bankinter [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		31
Loans From Domestic Financial Institutions [Member] | Banque Bruxelles Lambert [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		174
Loans From Domestic Financial Institutions [Member] | Bper Banca [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		137
Loans From Domestic Financial Institutions [Member] | Caixa D’estalvis I Pensions de Barcelona [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		87
Loans From Domestic Financial Institutions [Member] | China Merchants Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		231
Loans From Domestic Financial Institutions [Member] | Denizbank A.S. Istanbul [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		15
Loans From Domestic Financial Institutions [Member] | Habib Bank Limited [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		61
Loans From Domestic Financial Institutions [Member] | Habib Metropolitan Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		13
Loans From Domestic Financial Institutions [Member] | JP Morgan Chase [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		1,571
Loans From Domestic Financial Institutions [Member] | Kotak Mahindra Bank Limited [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		49
Loans From Domestic Financial Institutions [Member] | Nova Ljubljanska Banka [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		7
Loans From Domestic Financial Institutions [Member] | U.S. Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		248
Loans From Domestic Financial Institutions [Member] | Unicredito Italiano [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		161
Loans from foreign financial institutions, continued [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	8,826,583	6,328,599
Loans from foreign financial institutions, continued [Member] | Subtotal [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	$ 1,401	$ 76,728